Provision for Restructuring and Other Costs	9 Months Ended
Sep. 30, 2019
Subclassifications of assets, liabilities and equities [abstract]
Provision for Restructuring and Other Costs

8	Provision for restructuring and other costs

In the third quarter of 2017, AEZS Germany and its Works Council approved a restructuring program (the “2017 German Restructuring”), which was rolled out as a part of the continued strategy to transition into a commercially operating specialty biopharmaceutical organization focused on the commercialization of Macrilen™ (macimorelin). On June 6, 2019, the Company announced that it was further reducing the size of its German workforce to more closely reflect the Company’s ongoing commercial activities in Frankfurt. AEZS Germany and its Works Council approved a restructuring that affects 8 employees and resulted in $773 of severance costs that is expected to be paid by January 31, 2020.

The changes in the Company’s provision for restructuring and other costs can be summarized as follows:

	Cetrotide(R) onerous contracts	German Restructuring: onerous lease	German Restructuring: severance	Total
	$	$	$	$
Balance – January 1, 2019	547	663	88	1,298

Adoption of IFRS 16 (note 4)	—	(663)	—	(663)
Utilization of provision	(73)	—	—	(73)
Change in provision	56	—	773	829
Impact of foreign exchange rate changes	(23)	—	(126)	(149)
Balance – September 30, 2019	507	—	735	1,242
Less current portion	(142)	—	(735)	(877)
Non-current portion	365	—	—	365